SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Investment Properties (Details)	12 Months Ended
Dec. 31, 2024
Buildings [Member]
Property, plant and equipment's [abstract]
Estimated useful life	15 years
Leasehold Land [Member]
Property, plant and equipment's [abstract]
Estimated useful life	15 years
Machinery, Fixtures and Fittings [Member] | Minimum [Member]
Property, plant and equipment's [abstract]
Estimated useful life	3 years
Machinery, Fixtures and Fittings [Member] | Maximum [Member]
Property, plant and equipment's [abstract]
Estimated useful life	10 years